Fees Summary	Aug. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,937,500.00
Previously Paid Amount	0.00
Total Fee Amount	37,692.68
Total Offset Amount	0.00
Net Fee	$ 37,692.68